Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 12, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices
Related
to the Grant of Certain Equity Awards Close in Time to the Release of
Material
Nonpublic Information
From time
to time, we grant stock
options to employees
, including our named executive officers. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Director Compensation
Plan
, as further described under the heading “—Non-Employee Director Compensation Plan” above. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Neither our Board nor our Compensation Committee takes material non-public information (“MNPI”) about the Company into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false
Dr Remy Luthringer [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. Remy Luthringer
Underlying Securities		105,000
Exercise Price | $ / shares		$ 2.12
Fair Value as of Grant Date | $		$ 197,400
Underlying Security Market Price Change		0.066
Geoffrey Race [Member]
Awards Close in Time to MNPI Disclosures
Name		Geoffrey Race
Underlying Securities		95,000
Exercise Price | $ / shares		$ 2.12
Fair Value as of Grant Date | $		$ 178,600
Underlying Security Market Price Change		0.066
Frederick Ahlholm [Member]
Awards Close in Time to MNPI Disclosures
Name		Frederick Ahlholm
Underlying Securities		47,500
Exercise Price | $ / shares		$ 2.12
Fair Value as of Grant Date | $		$ 89,300
Underlying Security Market Price Change		0.066